PREPAYMENTS AND OTHER CURRENT ASSETS, NET (Details)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS, NET
Employee advances	$ 637,820	¥ 4,506,262	$ 236,749	¥ 1,648,197	¥ 2,158,987
Prepayments and deposits	348,521	2,462,336	213,804	1,488,463	693,111
Input VAT recoverable	204,059	1,441,700	207,087	1,441,700	1,448,075
Refundable withholding tax	183,581	1,297,016	186,305	1,297,016
Other receivables, net of allowance for doubtful accounts of RMB 20,770,928 and RMB 5,343,427 as of December 31, 2018 and 2019, respectively	702,312	4,961,903	427,067	2,973,158	1,848,614
Prepayments and other current assets, total	$ 2,916,679	¥ 20,606,632	$ 1,271,012	8,848,534	6,148,787
Other receivables, allowance for doubtful accounts				¥ 5,343,427	¥ 20,770,928